Stock-Based Compensation (Details)	12 Months Ended
Oct. 25, 2015
Stock options
Stock-based compensation
Vesting period	4 years
Stock option expiration period	10 years
Nonvested shares | Shares granted on or before September 26, 2010
Stock-based compensation
Vesting period	5 years
Nonvested shares | Shares granted between September 27, 2010, and July 27, 2014
Stock-based compensation
Vesting period	1 year
Nonvested shares | Minimum | Shares granted on or after July 29, 2014
Stock-based compensation
Vesting period	1 year